Financial instruments, Interest rate risk (Detail) - Interest rate risk [member] - Adjustment on impact on profit or loss [member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ 42
Description of exposure to risk	CDI variation
Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ (589,778)
Description of exposure to risk	CDI variation
Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ (38,213)
Description of exposure to risk	CDI variation
Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ (966,386)
Description of exposure to risk	CDI variation
Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ (306)
Description of exposure to risk	TJLP variation
ProbableI [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ 3
ProbableI [member] | Net financial liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(107,160)
ProbableI [member] | Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3
ProbableI [member] | Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(39,633)
ProbableI [member] | Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(2,568)
ProbableI [member] | Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(64,941)
ProbableI [member] | Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(21)
ScenarioII estimate increase [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1
ScenarioII estimate increase [member] | Net financial liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(26,789)
ScenarioII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1
ScenarioII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(9,908)
ScenarioII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(642)
ScenarioII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(16,235)
ScenarioII estimate increase [member] | Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(5)
ScenarioIII estimate increase [member]
Disclosure of credit risk exposure [line items]
Credit exposure	2
ScenarioIII estimate increase [member] | Net financial liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(53,581)
ScenarioIII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	2
ScenarioIII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(19,817)
ScenarioIII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(1,284)
ScenarioIII estimate increase [member] | Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(32,471)
ScenarioIII estimate increase [member] | Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(11)
Scenario IV estimate decrease [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(1)
Scenario IV estimate decrease [member] | Net financial liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	26,789
Scenario IV estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(1)
Scenario IV estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,908
Scenario IV estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	642
Scenario IV estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	16,235
Scenario IV estimate decrease [member] | Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	5
Scenario V estimate decrease [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(2)
Scenario V estimate decrease [member] | Net financial liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	53,589
Scenario V estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Equity investments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	(2)
Scenario V estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Working capital liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	19,817
Scenario V estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Lease liabilities [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1,284
Scenario V estimate decrease [member] | Brazilian Inter bank deposit certificate [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	32,471
Scenario V estimate decrease [member] | Brazilian Long Term Interest Rate Taxa De Juros De Longo Prazo[member] | Equipment debt [member]
Disclosure of credit risk exposure [line items]
Credit exposure	R$ 11